Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select Small Cap Value Equity Fund

Supplement dated February 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces similar information for the MassMutual Select Small Cap Value Equity Fund under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (page 62 the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class R5	Service Class	Adminis- trative Class	Class A	Class R4	Class R3
Management Fees	.75%	.75%	.75%	.75%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses	.12%	.22%	.32%	.42%	.42%	.32%	.32%
Acquired Fund Fees and Expenses	.08%	.08%	.08%	.08%	.08%	.08%	.08%
Total Annual Fund Operating Expenses(1)	.95%	1.05%	1.15%	1.25%	1.50%	1.40%	1.65%
Expense Reimbursement	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.88%	.98%	1.08%	1.18%	1.43%	1.33%	1.58%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2017, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .80%, .90%, 1.00%, 1.10%, 1.35%, 1.25%, and 1.50% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Small Cap Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select Small Cap Value Equity Fund

Supplement dated February 12, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces similar information for the MassMutual Select Small Cap Value Equity Fund under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (page 62 the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class R5	Service Class	Adminis- trative Class	Class A	Class R4	Class R3
Management Fees	.75%	.75%	.75%	.75%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses	.12%	.22%	.32%	.42%	.42%	.32%	.32%
Acquired Fund Fees and Expenses	.08%	.08%	.08%	.08%	.08%	.08%	.08%
Total Annual Fund Operating Expenses(1)	.95%	1.05%	1.15%	1.25%	1.50%	1.40%	1.65%
Expense Reimbursement	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)	(.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.88%	.98%	1.08%	1.18%	1.43%	1.33%	1.58%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2017, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .80%, .90%, 1.00%, 1.10%, 1.35%, 1.25%, and 1.50% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
MassMutual Select Small Cap Value Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
MassMutual Select Small Cap Value Equity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[2]
MassMutual Select Small Cap Value Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[2]
MassMutual Select Small Cap Value Equity Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[2]
MassMutual Select Small Cap Value Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.43%	[2]
MassMutual Select Small Cap Value Equity Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.33%	[2]
MassMutual Select Small Cap Value Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.58%	[2]

[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2017, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .80%, .90%, 1.00%, 1.10%, 1.35%, 1.25%, and 1.50% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.